Finance Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Expense (Income), Net [Abstract]
Schedule of Finance Expenses	Finance expenses and income
	For the year ended December 31
	2025	2024	2023
	USD thousands
Finance expenses
Fees and interest expense	39	41	56
Loss from exchange rate differences, net	-	11	13
Issuance expenses (see note 9D)	943	406	2,126
Other	-	25	-
	982	483	2,195

Schedule of Finance Income
	For the year ended December 31
	2025	2024	2023
	USD thousands
Finance income
Interest income from deposits	(227)	(260)	(474)
Income from exchange rate differences, net	(11)	-	-
Changes in fair value of finance instruments (see Note 18B2)	(182)	(608)	(517)
Other	(4)	-	(1)
	(424)	(868)	(992)